GND-Q1

Quarterly Report
November 30, 2025
MFS®  Global New Discovery Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace & Defense – 5.8%
CACI International, Inc., “A” (a)	1,207	$744,840
LIG Nex 1 Co. Ltd.	942	245,324
LISI Group	1,188	67,595
Melrose Industries PLC	161,183	1,270,247
RENK Group AG	15,461	904,808
Teledyne Technologies, Inc. (a)	1,775	886,648
		$4,119,462
Alcoholic Beverages – 1.0%
China Resources Beer Holdings Co. Ltd.	194,500	$694,482
Apparel Manufacturers – 0.7%
Burberry Group PLC (a)	32,056	$483,811
Automotive – 3.8%
Atmus Filtration Technologies, Inc.	20,206	$1,022,625
Modine Manufacturing Co. (a)	4,653	754,391
Shimano, Inc.	3,300	348,620
USS Co. Ltd.	48,800	544,445
		$2,670,081
Broadcasting – 0.9%
NetEase Cloud Music, Inc. (a)	26,150	$648,897
Brokerage & Asset Managers – 5.3%
B3 S.A. - Brasil Bolsa Balcao	301,300	$845,001
Carlyle Group, Inc.	16,018	873,462
Cboe Global Markets, Inc.	3,851	994,213
Euronext N.V.	6,828	1,047,879
		$3,760,555
Business Services – 6.3%
Elis S.A.	35,938	$1,021,358
IMCD Group N.V.	4,131	370,322
Intertek Group PLC	8,118	497,401
OBIC Co. Ltd.	30,600	984,201
Scout24 AG	6,361	650,069
Sodexo	6,787	358,533
TransUnion	6,819	579,956
		$4,461,840
Chemicals – 2.7%
Borregaard ASA	37,801	$709,594
Element Solutions, Inc.	26,180	678,586
UPL Ltd.	60,192	510,519
		$1,898,699
Computer Software – 6.1%
Kinaxis, Inc. (a)	5,011	$626,254
Manhattan Associates, Inc. (a)	1,672	295,025
Netskope, Inc., “A” (a)	21,824	401,125
Okta, Inc. (a)	6,304	506,400
Pegasystems, Inc.	14,995	821,276
SentinelOne, Inc., “A” (a)	20,063	325,221
Totvs S.A.	109,400	877,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Vertex, Inc., “A” (a)	22,356	$439,743
		$4,292,828
Computer Software - Systems – 1.3%
Kardex AG	1,508	$522,816
Q2 Holdings, Inc. (a)	5,964	430,183
		$952,999
Construction – 6.2%
Allegion PLC	6,377	$1,058,773
Breedon Group PLC	128,651	559,929
Equity Lifestyle Properties, Inc., REIT	14,424	906,837
James Hardie Industries PLC, GDR (a)	22,775	453,048
Knife River Corp. (a)	9,783	732,160
Mid-America Apartment Communities, Inc., REIT	5,168	702,279
		$4,413,026
Consumer Products – 0.5%
Dabur India Ltd.	58,817	$340,221
Consumer Services – 0.4%
MakeMyTrip Ltd. (a)	4,201	$299,909
Containers – 0.5%
Vidrala S.A.	3,583	$348,257
Electrical Equipment – 2.3%
Advanced Drainage Systems, Inc.	4,346	$662,243
nVent Electric PLC	8,754	939,042
		$1,601,285
Electronics – 3.6%
ASM International N.V.	916	$504,078
Chroma ATE, Inc.	29,000	756,763
Tekscend Photomask Corp. (a)(l)	29,100	624,343
TTM Technologies, Inc. (a)	9,109	639,270
		$2,524,454
Energy - Independent – 1.0%
Matador Resources Co.	16,340	$692,816
Engineering - Construction – 1.2%
AtkinsRéalis Group, Inc.	7,121	$442,046
Primoris Services Corp.	3,053	386,387
		$828,433
Entertainment – 1.0%
CTS Eventim AG	7,554	$739,129
Food & Beverages – 3.2%
Bakkafrost P/F	9,958	$457,290
Cranswick PLC	13,072	893,395
Toyo Suisan Kaisha Ltd.	8,100	581,536
Universal Robina Corp.	337,760	362,842
		$2,295,063
Forest & Paper Products – 1.0%
International Paper Co.	18,075	$713,601

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.7%
Genius Sports Ltd. (a)	44,610	$449,222
Lottery Corp. Ltd.	211,955	759,403
Sands China Ltd.	268,000	729,739
		$1,938,364
General Merchandise – 0.5%
B&M European Value Retail S.A.	142,100	$317,889
Insurance – 1.2%
AUB Group Ltd.	34,550	$842,977
Interactive Media Services – 0.4%
Digital Garage, Inc.	15,600	$302,229
Machinery & Tools – 9.7%
AGCO Corp.	5,495	$582,250
Azbil Corp.	72,200	681,123
Flowserve Corp.	14,610	1,042,424
Interpump Group S.p.A	9,356	475,360
Kadant, Inc.	2,042	567,921
Nordson Corp.	3,130	743,876
RB Global, Inc.	12,126	1,190,773
Spirax Group PLC	4,283	380,364
Veralto Corp.	6,129	620,377
Zurn Elkay Water Solutions Corp.	11,829	564,243
		$6,848,711
Medical & Health Technology & Services – 2.6%
AS ONE Corp.	32,200	$502,777
Charles River Laboratories International, Inc. (a)	3,129	557,400
ICON PLC (a)	2,566	474,710
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	204,510	329,853
		$1,864,740
Medical Equipment – 4.5%
Bio-Techne Corp.	12,664	$816,955
ConvaTec Group PLC	174,827	545,551
STERIS PLC	5,560	1,480,517
Tecan Group AG	1,961	337,859
		$3,180,882
Metals & Mining – 0.5%
Uranium Energy Corp. (a)	31,369	$384,898
Oil Services – 1.8%
TechnipFMC PLC	27,413	$1,240,712
Other Banks & Diversified Financials – 4.2%
Bank of Cyprus Holdings PLC	77,779	$721,789
Columbia Banking System, Inc.	14,047	389,383
GMO Patient Gateway, Inc.	11,200	720,174
Prosperity Bancshares, Inc.	5,584	383,677
Shizuoka Financial Group, Inc.	51,700	749,143
		$2,964,166

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 2.3%
Daiseki Co. Ltd.	23,000	$517,036
GFL Environmental, Inc.	24,927	1,133,431
		$1,650,467
Precious Metals & Minerals – 0.7%
Alamos Gold, Inc.	12,352	$466,443
Real Estate – 0.7%
Swire Properties Ltd.	192,400	$527,841
Restaurants – 3.7%
Aramark	22,304	$829,040
Greggs PLC	22,780	470,685
U.S. Foods Holding Corp. (a)	17,136	1,348,089
		$2,647,814
Specialty Chemicals – 1.3%
Croda International PLC	9,575	$345,206
Symrise AG	6,956	576,447
		$921,653
Specialty Stores – 3.9%
ABC-Mart, Inc.	17,800	$309,454
Burlington Stores, Inc. (a)	4,735	1,194,309
Multiplan Empreendimentos Imobiliarios S.A.	158,291	894,982
ZOZO, Inc.	39,500	340,508
		$2,739,253
Trucking – 0.9%
XPO, Inc. (a)	4,579	$650,493
Total Common Stocks		$68,269,380
Preferred Stocks – 0.9%
Pharmaceuticals – 0.9%
Sartorius AG	2,260	$658,546
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.01% (v)	1,666,449	$1,666,782
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	528,252	$528,252

Other Assets, Less Liabilities – (0.4)%		(297,879)
Net Assets – 100.0%		$70,825,081

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,666,782 and
$69,456,178, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$68,927,926	$—	$—	$68,927,926
Investment Companies	2,195,034	—	—	2,195,034
Total	$71,122,960	$—	$—	$71,122,960
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,354,386	$4,329,428	$4,017,164	$(34)	$166	$1,666,782

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,169	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
United States	46.4%
Japan	10.2%
United Kingdom	8.8%
Canada	5.5%
Germany	5.0%
Brazil	3.7%
France	3.5%
Australia	2.9%
China	1.9%
Other Countries	12.1%